Exceptional items (Tables)	12 Months Ended
Jun. 30, 2024
Statement [Line Items]
Summary of Exceptional Items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 28 ‘Discontinued operations’.

Year ended 30 June 2024	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(3,677)	(85)	(3,762)
Impairment of Western Australia Nickel assets	(3,800)	1,125	(2,675)
Blackwater and Daunia gain on divestment	877	(203)	674

Total	(6,600)	837	(5,763)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(6,600)	837	(5,763)

30 June 2023

Year ended 30 June 2023	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(340)	17	(323)
Chilean tax reform	–	(283)	(283)

Total	(340)	(266)	(606)

Attributable to non-controlling interests	–	(107)	(107)
Attributable to BHP shareholders	(340)	(159)	(499)

30 June 2022

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)

Summary of Gain on Divestment	Details of the gain on divestment is as follows:

US$M
Assets
Inventories	113
Property, plant and equipment	1,453
Intangible assets	45
Other	3

Total assets	1,614

Liabilities
Interest bearing liabilities	60
Other financial liabilities	43
Provisions	691

Total liabilities	794

Net assets disposed	820

Cash consideration – BHP share	1,072
Deferred and contingent consideration 1	690
Transaction and other directly attributable costs	(65)
Income tax expense	(203)

Gain on divestment	674

1
Includes the fair value of contingent payments based on 35% revenue share to BMA, subject to average realised prices achieved by the Assets exceeding thresholds of US$159/tonne in the
12
month period
12
months post completion, US$134/tonne in the
12
month period
24
months post completion and US$134/tonne in the
12
month period
36
months post completion.

Details of the gain on disposal is as follows:	US$M
BHP share of net assets disposed	631

Gross consideration	1,318
Transaction and other directly applicable costs	(69)
Income tax expense	–
Deferred consideration	222

Gain on disposal	840

Samarco dam failure [member]
Statement [Line Items]
Summary of Exceptional Items
The loss of US$3,762 million (after tax) relates to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2024	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(139)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(2,833)
Fair value change on forward exchange derivatives	(199)
Net finance costs	(506)
Income tax expense	(85)

Total 1	(3,762)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The loss of US$323 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprised the following:

Year ended 30 June 2023	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(103)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(256)
Fair value change on forward exchange derivatives	471
Net finance costs	(452)
Income tax benefit	17

Total 1	(323)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The loss of US$1,063 million (after tax) related to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2022	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(66)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(595)
Fair value change on forward exchange derivatives	(81)
Net finance costs	(290)
Income tax expense	(31)

Total 1	(1,063)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.